Other liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other liabilities
Warrants	$ 0	$ 445,216
PSUs	0	156,499
Other liabilities gross	0	601,715
Less: current portion	0	176,434
Non-current portion	$ 0	$ 425,281